Shareholders' Equity	6 Months Ended
Jun. 30, 2023
Shareholders' Equity
Shareholders' Equity

Note 16 - Shareholders’ Equity

(a)	Share Capital

The Company’s authorized capital stock includes an unlimited number of common shares (192,055,603 common shares issued and outstanding as at June 30, 2023) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital for the periods ended June 30, 2023 and December 31, 2022 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2022	191,334,392	$5,628.5
Exercise of stock options	148,295	12.2
Vesting of restricted share units	49,919	6.4
Dividend reinvestment plan	360,085	48.2
Balance at December 31, 2022	191,892,691	$5,695.3

Balance at January 1, 2023	191,892,691	$5,695.3
Exercise of stock options	61,000	3.8
Dividend reinvestment plan	101,912	14.5
Balance at June 30, 2023	192,055,603	$5,713.6

(b)	Dividends

For the three months ended June 30, 2023, the Company declared dividends of $0.34 per common share (Q2 2022 – $0.32). For the six months ended June 30, 2023, the Company declared dividends of $0.68 per common share (H1 2022 - $0.64). Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Cash dividends	$58.6	$51.3	$116.4	$101.4
DRIP dividends	6.9	9.7	14.5	21.8
	$65.5	$61.0	$130.9	$123.2